Commitments and Contingencies - Narrative (Details) TJ in Millions, $ in Millions		12 Months Ended
	Dec. 09, 2024 CAD ($)	Dec. 31, 2024 CAD ($) TJ	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of Commitments [Line Items]
Total firm natural gas transportation | TJ		450
Total firm natural gas transportation on average | TJ		160
Revenue		$ 2,845	$ 3,355	$ 2,976
Operations, maintenance, and administration (Note 5)		655		521
Fines and penalties				33
Operating segments
Disclosure of Commitments [Line Items]
Revenue		2,875	3,326	3,495
Operations, maintenance, and administration (Note 5)		590		521
Operating segments | Hydro
Disclosure of Commitments [Line Items]
Revenue		390	$ 529	627
Operations, maintenance, and administration (Note 5)		55		53
Brazeau penalties | Operating segments
Disclosure of Commitments [Line Items]
Revenue		(20)		20
Operations, maintenance, and administration (Note 5)		(31)		(2)
Brazeau penalties | Operating segments | Hydro
Disclosure of Commitments [Line Items]
Revenue		(20)		20
Operations, maintenance, and administration (Note 5)		(31)		$ (2)
Garden Plain
Disclosure of Commitments [Line Items]
Damages sought		$ 53
Sundance A Decommissioning
Disclosure of Commitments [Line Items]
Proceeds from settlement	$ 9
Sundance And Keephills
Disclosure of Commitments [Line Items]
Total firm natural gas transportation | TJ		400
Sheerness
Disclosure of Commitments [Line Items]
Total firm natural gas transportation | TJ		150